Share Capital - Schedule of Stock Options Outstanding (Details)	12 Months Ended
	Mar. 31, 2025 $ / shares	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share Capital - Schedule of Stock Options Outstanding (Details) [Line Items]
Number Outstanding	4,760,526
Number Exercisable	4,760,526	3,560,526	1,560,526	1,757,894
Weighted average exercise price (in Dollars per share)	$ 0.63
Average Remaining Contractual Life	1 year 11 months 8 days
February 9, 2026 [Member]
Share Capital - Schedule of Stock Options Outstanding (Details) [Line Items]
Number Outstanding	694,737
Number Exercisable	694,737
Weighted average exercise price (in Dollars per share)	$ 0.8
Average Remaining Contractual Life	10 months 9 days
February 11, 2026 [Member]
Share Capital - Schedule of Stock Options Outstanding (Details) [Line Items]
Number Outstanding	342,105
Number Exercisable	342,105
Weighted average exercise price (in Dollars per share)	$ 1.33
Average Remaining Contractual Life	10 months 13 days
April 26, 2026 [Member]
Share Capital - Schedule of Stock Options Outstanding (Details) [Line Items]
Number Outstanding	1,200,000
Number Exercisable	1,200,000
Weighted average exercise price (in Dollars per share)	$ 0.18
Average Remaining Contractual Life	1 year 25 days
May 14, 2026 [Member]
Share Capital - Schedule of Stock Options Outstanding (Details) [Line Items]
Number Outstanding	223,684
Number Exercisable	223,684
Weighted average exercise price (in Dollars per share)	$ 1.33
Average Remaining Contractual Life	1 year 1 month 13 days
July 13, 2026 [Member]
Share Capital - Schedule of Stock Options Outstanding (Details) [Line Items]
Number Outstanding	236,842
Number Exercisable	236,842
Weighted average exercise price (in Dollars per share)	$ 0.95
Average Remaining Contractual Life	1 year 3 months 10 days
January 6, 2027 [Member]
Share Capital - Schedule of Stock Options Outstanding (Details) [Line Items]
Number Outstanding	63,158
Number Exercisable	63,158
Weighted average exercise price (in Dollars per share)	$ 1.33
Average Remaining Contractual Life	1 year 9 months 7 days
June 4, 2028 [Member]
Share Capital - Schedule of Stock Options Outstanding (Details) [Line Items]
Number Outstanding	2,000,000
Number Exercisable	2,000,000
Weighted average exercise price (in Dollars per share)	$ 0.59
Average Remaining Contractual Life	3 years 2 months 4 days